Summary of Financial Information for Discontinued Operations (Detail) bbl in Thousands, $ in Thousands		1 Months Ended	3 Months Ended									12 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) bbl
Revenues:
Oil, Natural Gas and NGL Sales			$ 30,494				$ 54,111					$ 171,951	$ 297,869	$ 213,919
TOTAL OPERATING REVENUE			30,507	$ 34,526	$ 37,573	$ 45,772	54,122	$ 70,245	$ 73,466	$ 72,933	$ 81,343	171,993	297,987	214,119
Costs and Expenses:
Production and Lease Operating Expense			30,146				29,052					118,999	100,282	62,150
General and Administrative Expense			6,063				9,651					29,435	36,137	30,839
Depreciation, Depletion, Amortization and Accretion			19,408				26,126					104,744	94,467	62,386
Exploration Expense			993				518					3,011	9,446	11,408
Impairment Expense			14,184	$ 81,098	$ 139,812	$ 117,842	7,023	$ 132,576	$ 1	$ 16	$ 25	345,775	132,618	32,072
Other Operating Income			329				5,191					5,595	134	592
(Gain) Loss on Disposal of Asset			(30)				65					(477)	644	1,602
Interest Expense			$ 13,032				12,017					47,806	36,977	22,676
Other (Income) Expense							(34)					115	(90)	(6,739)
Income (Loss) from Discontinued Operations, net of taxes							1,962					37,985	5,000	1,811
Discontinued Operations Assets Held For Sale
Revenues:
Oil, Natural Gas and NGL Sales														25
TOTAL OPERATING REVENUE														25
Costs and Expenses:
Production and Lease Operating Expense														104
General and Administrative Expense														23
Exploration Expense														97
Other Operating Income														(3)
(Gain) Loss on Disposal of Asset														(969)
Total Costs and Expenses														(748)
Income from Discontinued Operations Before Income Taxes														773
Income Tax Expense														(1,005)
Income (Loss) from Discontinued Operations, net of taxes														(232)
Discontinued Operations Assets Held For Sale | Water Solutions Holdings, LLC
Revenues:
Field Services Revenue							14,964					33,086	58,627	23,812
TOTAL OPERATING REVENUE							14,964					33,086	58,627	23,812
Costs and Expenses:
General and Administrative Expense							977					1,961	4,081	2,287
Depreciation, Depletion, Amortization and Accretion							39					78	3,703	1,559
Impairment Expense													67
Field Service Operating Expense							11,289					25,981	44,369	17,318
(Gain) Loss on Disposal of Asset							(32)					(44)	(55)	46
Interest Expense							191					487	628	106
Other (Income) Expense	$ (57,800)	$ (57,800)					103					(57,589)	66	84
Total Costs and Expenses							12,567					(29,126)	52,859	21,400
Income from Discontinued Operations Before Income Taxes							2,397					62,212	5,768	2,412
Income Tax Expense							(435)					(24,227)	(768)	(369)
Income (Loss) from Discontinued Operations, net of taxes							$ 1,962					$ 37,985	$ 5,000	$ 2,043
Discontinued Operations Assets Held For Sale | Crude Oil
Production:
Production Units | bbl														356